Document and Entity Information	Dec. 06, 2022
Cover [Abstract]
Document Type	8-K
Document Period End Date	Dec. 06, 2022
Entity Registrant Name	Endo International plc
Entity Incorporation, State or Country Code	L2
Entity File Number	001-36326
Entity Tax Identification Number	68-0683755
Entity Address, Address Line One	First Floor
Entity Address, Address Line Two	Minerva House
Entity Address, Address Line Three	Simmonscourt Road
Entity Address, City or Town	Ballsbridge, Dublin 4
Entity Address, Postal Zip Code	Not Applicable
Entity Address, Country	IE
Country Region	011-353
City Area Code	1
Local Phone Number	268-2000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Ordinary shares, nominal value $0.0001 per share
Trading Symbol	ENDPQ
Security Exchange Name	NONE
Entity Emerging Growth Company	false
Entity Central Index Key	0001593034
Amendment Flag	false